LONG-TERM DEBT - Additional Information (Details) - USD ($)				12 Months Ended
	Jan. 01, 2023	Aug. 31, 2021	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2019
Disclosure of detailed information about borrowings [line items]
Net proceeds from senior notes and credit facility				$ 0	$ 495,200,000
Repayments of borrowings, classified as financing activities				$ 0	719,000,000.0
Borrowings, covenant, leverage ratio (less than or equal to)				3.5
Borrowings, covenant, net debt to tangible net worth ratio, maximum				75.00%
Borrowings				$ 774,300,000	772,800,000	$ 993,800,000
Borrowings, term		10 years
Early note redemption premium				0	53,300,000
$300 million notes issued December 2017
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.625%
Borrowings			$ 300,000,000	281,200,000	280,800,000
Borrowings, term			10 years
$750 Million revolving facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility maximum borrowing capacity							$ 750,000,000
Borrowings				$ (2,400,000)	$ (3,100,000)
$750 Million revolving facility | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				1.20%
Line of credit facility commitment fee percentage				0.24%
$750 Million revolving facility | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				2.25%
Line of credit facility commitment fee percentage				0.45%
Entering into significant commitments or contingent liabilities | $750 Million revolving facility
Disclosure of detailed information about borrowings [line items]
Draw from revolving credit facility	$ 125,000,000